13. EQUITY COMPONENTS	12 Months Ended
Dec. 31, 2018
Equity Components
EQUITY COMPONENTS

13.1 SHARE CAPITAL AND RESERVES

13.1.1 SHARE CAPITAL

During the year ended December 31, 2018, the Company acquired the equivalent of 202,929,825 own shares for an amount of $ 11,317 million, in relation to the Company Share Repurchase Program.

During the year ended December 31, 2018, the Company repurchased 3,000,000 shares corresponding to the Shared based Compensation Plan in favor of executive employees and other key personnel for an amount of $ 260 million and delivered 173,891 treasury shares in payment for the mentioned Plan (see Note 19.2).

On October 2, 2018, the Company’s Extraordinary General Meeting resolved a share capital reduction by the cancellation of 182,820,250 treasury shares acquired as a result of the share repurchase programs, as a result share capital total decreased from $ 2,082,690,514 to $ 1,899,870,264 (1,874,434,580 and 25,435,684 corresponding to outstanding shares and treasury shares, respectively). This reduction was registered by the IGJ on November 28, 2018. In addition, on January 9, 2019, the CNV granted partial cancellation of the related public offer.

As of December 31, 2018, treasury shares represent 1.34% of share capital, of which 20,109,575 shares correspond to the Company Share Repurchase Program (see detail below) and 5,326,109 shares correspond to Shared based Compensation Plan in favor of executive employees and other key personnel.

Company Share Repurchase Program (the “Program”)

In view of the fact that the Company’s share price does not reflect either the value or the economic reality its assets currently or potentially have, this being detrimental to the interests of the Company’s shareholders, and taking into consideration the Company’s strong cash position and fund availability, on April 27, 2018, the Company’s Board of Directors approved the repurchase of portfolio shares for up to U$S 200 million for an initial term of 120 calendar days. On June 22, 2018 the Program was extended by the Board of Directors for an additional maximum amount of up to U$S 200 million for an initial term of 120 calendar days.

Under the program, portfolio shares may not exceed, as a whole, the limit of 10% of the capital stock, and may be purchased for a maximum price of $ 50 per common share and U$S 60 per ADR, for the initial program, and $ 62 per common share and U$S 55 per ADR for the program extension.

Publicly traded shares

The Company’s shares are listed for trading on Buenos Aires Stock Exchange, forming part of the Merval Index. Also, on August 5, 2009, the SEC authorized the Company for the registration of ADSs representing 25 common shares each. On October 9, 2009, the Company started to market its ADSs on the NYSE.

The listing of the ADSs with the NYSE is part of the Company’s strategic plan to increase its liquidity and the volume of its shares.

13.1.2 OTHER RESERVES

13.1.2.1 Acquisition of own ADRs by Edenor

As of December 31, 2018, pursuant to the own shares repurchase program approved by its Board of Directors, Edenor acquired at the NYSE a total number of 779,543 ADRs equivalent to 15,590,860 Series B common shares for an amount of $ 1,069 million. As of December 31, 2018, Edenor’s treasury shares amount to 23,385,028.

13.1.2 Acquisition of Edenor’s ADRs by the Company

During 2018 year, the Company acquired a total number of 346,270 Edenor’s ADRs, which equal 6,583,320 million Series B common shares, at a U$S 9 million acquisition cost.

Additionally, in the month of October 2018, the Company acquired 17,104 Edenor’s ADRs, which equal 342,080 million Series B common shares, at a $13 million acquisition cost.

13.2 EARNING (LOSS) PER SHARE

a)	Basic

Basic earnings (loss) per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year.

b)	Diluted

Diluted earnings (loss) per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings (loss) per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earning (loss) per share equal to the basic. As of December 31, 2018 and 2017, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earnings (loss) per share.

	12.31.2018	12.31.2017	12.31.2016
(Loss) earning for continuing operations attributable to the equity holders of the Company	5,506	12,867	2,651
Weighted average amount of outstanding shares	1,959	1,936	1,736
Basic and diluted (loss) earnings per share from continuing operations	2.8106	6.6462	1.5271

Earning for discontinued operations attributable to the equity holders of the Company	2,929	(2,068)	224
Weighted average amount of outstanding shares	1,959	1,936	1,736
Basic and diluted earnings per share from discontinued operations	1.4952	(1.0682)	0.1290

Total (loss) earning attributable to the equity holders of the Company	8,435	10,799	2,875
Weighted average amount of outstanding shares	1,959	1,936	1,736
Basic and diluted earnings per share	4.3058	5.5780	1.6561

13.3 profit distributions

Dividends

Pursuant to Law No. 27,430, enacted in December 2017 (Note 2.7), dividends distributed to individuals, undivided estates or beneficiaries residing abroad, derived from profits generated during fiscal years beginning on or after January 1, 2018 through December 31, 2019, are subject to a 7% withholding tax. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.